Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Detailed Information About Intangible Assets

Details of and movement in items comprising intangible assets are as follows:

(In thousand Euros)	Software	Trademarks, industrial property and customer relationships	Development costs	Other	Total
Balance at January 1, 2023	6,377	4,042	49,537	844	60,800
Additions	3,413	68	28,478	1,327	33,285
Business Combination (Note 6)	—	16,144	100	—	16,244
Transfers	—	—	2,171	(2,171)	—
Amortization for the year	(1,538)	(807)	(13,848)	—	(16,194)
Translation differences	(1)	(57)	(29)	—	(87)
Balance at December 31, 2023	8,251	19,390	66,408	—	94,049
Additions	2,689	—	23,797	—	26,486
Disposals	(2)	—	(353)	—	(355)
Impairment of assets	(2,761)	(14,259)	(6,670)	—	(23,690)
Transfers	1,479	(72)	(1,407)	—	—
Amortization for the year	(2,807)	(2,301)	(15,467)	—	(20,575)
Translation differences	79	107	—	—	186
Balance at December 31, 2024	6,928	2,865	66,308	—	76,101
Cost
At December 31, 2022	8,777	4,578	64,577	844	78,776
At December 31, 2023	12,189	20,733	95,297	—	128,218
At December 31, 2024	16,434	20,768	117,334	—	154,535
Accumulated amortization
At December 31, 2022	(2,400)	(536)	(15,040)	—	(17,976)
At December 31, 2023	(3,938)	(1,343)	(28,888)	—	(34,170)
At December 31, 2024	(6,745)	(3,644)	(44,355)	—	(54,745)
Impairment of assets
At December 31, 2022	—	—	—	—	—
At December 31, 2023	—	—	—	—	—
At December 31, 2024	(2,761)	(14,259)	(6,670)	—	(23,690)

Summary of the Goodwill Breakdown by CGU

The Goodwill breakdown by CGU as of December 31, 2024 and December 31, 2023 is as follows:

(In thousand Euros)	ARES	Coil	Nordics	Electromaps/ Software	Total
2024	4,424	3,297	—	3,457	11,178
2023	4,424	3,101	2,403	3,457	13,385